Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
20.	CASH AND CASH EQUIVALENTS

	2018	2017
Short term bank deposits (i)	5,992.8	4,688.5
Current bank accounts	4,875.7	5,077.1
Cash	595.0	588.9
Cash and cash equivalents	11,463.5	10,354.5

Bank overdrafts	–	(1.8)
Cash and cash equivalents less bank overdraft	11,463.5	10,352.7

(i) The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.

Current account balances include guarantee deposits in the amount of
R$356
million as of
December 31, 2018 (
R$294
million as of
December 31, 2017)
held by the subsidiary of Cuba, which are
not
freely transferable to the parent company for reasons of exchange restrictions.